Note 9 - Other Disclosures - Loans and Advance Payments from Key Management Personnel and Other Related Parties (Details) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Affiliate company balance (see note 7.10.3)		€ 14,798	€ 0	€ 0
Advance payments received from key management personnel*	[1]	0	49	47
Total		17,798	51	49
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Loans from key management personnel and other related parties		€ 0	€ 2	€ 2

[1]	for which 10 Sono points have been granted